SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Revenue recognition:
Number of categories into which Company reports its revenue	2
Goodwill and Intangible assets:
Impairment charge
Basic and diluted net earnings (loss) per share:
Weighted average number of shares related to the outstanding options and convertible debentures excluded from the calculations of diluted net earnings (loss) per share			19,500
Severance pay:
Severance expenses	370	218	167
Asiasoft Hong Kong Ltd [Member]
Investments in affiliates:
Ownership interest in affiliate			23.70%
Cash received from sale of affiliate				369
Gain on sale of investments in affiliates		$ 369